Leases - Components of right-of-use assets, short-term lease liabilities and long-term leases liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Operating Leases
Right-of-use assets	$ 1,322	$ 1,381
Short-term lease liabilities		$ 300
Short-term lease liabilities		Short-term lease liabilities
Long-term lease liabilities		$ 1,429
Long-term lease liabilities		Long-term lease liabilities
Finance Leases
Right-of-use assets		$ 349
Right-of-use assets		Other assets
Short-term lease liabilities		$ 70
Short-term lease liabilities		Due to stockholders
Long-term lease liabilities		$ 164
Long-term lease liabilities		Warrant liabilities and other long-term liabilities